Goodwill and Intangible Assets - Summary of Continuity of Goodwill By Group of CGUs (Parenthetical) (Detail) $ in Millions	12 Months Ended
Oct. 31, 2021 CAD ($)
Cash-generating units [member]
Disclosure Of Goodwill [Line Items]
Write-downs of intangible assets	$ 779